Derivative financial instruments (Tables)	12 Months Ended
Sep. 30, 2020
Derivative financial instruments
Summary of carrying values of derivative instruments

Consolidated 2020					Total derivatives
	Trading		Hedging		carrying value
$m	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
Interest rate contracts[1]
Forward rate agreements	14	(14)	—	—	14	(14)
Swap agreements	44,366	(42,724)	5,916	(10,331)	50,282	(53,055)
Options	161	(165)	—	—	161	(165)
Total interest rate contracts	44,541	(42,903)	5,916	(10,331)	50,457	(53,234)
FX contracts
Spot and forward contracts	5,595	(4,797)	61	(46)	5,656	(4,843)
Cross currency swap agreements (principal and interest)	4,977	(8,872)	1,450	(141)	6,427	(9,013)
Options	383	(200)	—	—	383	(200)
Total FX contracts	10,955	(13,869)	1,511	(187)	12,466	(14,056)
Credit default swaps
Credit protection bought	—	(59)	—	—	—	(59)
Credit protection sold	57	—	—	—	57	—
Total credit default swaps	57	(59)	—	—	57	(59)
Commodity contracts	352	(204)	—	—	352	(204)
Equities	3	—	—	—	3	—
Total of gross derivatives	55,908	(57,035)	7,427	(10,518)	63,335	(67,553)
Impact of netting arrangements	(34,402)	34,819	(5,566)	9,680	(39,968)	44,499
Total of net derivatives	21,506	(22,216)	1,861	(838)	23,367	(23,054)

Consolidated 2019					Total derivatives
	Trading		Hedging		carrying value
$m	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
Interest rate contracts[1]
Forward rate agreements	35	(36)	—	—	35	(36)
Swap agreements	38,383	(37,051)	4,073	(7,568)	42,456	(44,619)
Options	294	(303)	—	—	294	(303)
Total interest rate contracts	38,712	(37,390)	4,073	(7,568)	42,785	(44,958)
FX contracts
Spot and forward contracts	6,857	(6,393)	181	(3)	7,038	(6,396)
Cross currency swap agreements (principal and interest)	8,934	(12,478)	2,172	(69)	11,106	(12,547)
Options	200	(111)	—	-	200	(111)
Total FX contracts	15,991	(18,982)	2,353	(72)	18,344	(19,054)
Credit default swaps
Credit protection bought	—	(88)	—	—	—	(88)
Credit protection sold	83	-	—	—	83	—
Total credit default swaps	83	(88)	—	—	83	(88)
Commodity contracts	251	(187)	—	—	251	(187)
Equities	1	(1)	—	—	1	(1)
Total of gross derivatives	55,038	(56,648)	6,426	(7,640)	61,464	(64,288)
Impact of netting arrangements	(27,968)	28,703	(3,637)	6,489	(31,605)	35,192
Total of net derivatives	27,070	(27,945)	2,789	(1,151)	29,859	(29,096)

Parent Entity 2020					Total derivatives
	Trading		Hedging		carrying value
$m	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
Interest rate contracts[1]
Forward rate agreements	14	(14)	—	—	14	(14)
Swap agreements	44,511	(43,108)	5,749	(9,807)	50,260	(52,915)
Options	161	(165)	—	—	161	(165)
Total interest rate contracts	44,686	(43,287)	5,749	(9,807)	50,435	(53,094)
FX contracts
Spot and forward contracts	5,641	(4,821)	14	(19)	5,655	(4,840)
Cross currency swap agreements (principal and interest)	4,977	(8,872)	900	(9)	5,877	(8,881)
Options	383	(200)	—	—	383	(200)
Total FX contracts	11,001	(13,893)	914	(28)	11,915	(13,921)
Credit default swaps
Credit protection bought	—	(59)	—	—	—	(59)
Credit protection sold	57	-	—	—	57	—
Total credit default swaps	57	(59)	—	—	57	(59)
Commodity contracts	352	(204)	—	—	352	(204)
Equities	3	-	—	—	3	—
Total of gross derivatives	56,099	(57,443)	6,663	(9,835)	62,762	(67,278)
Impact of netting arrangements	(34,521)	35,175	(5,447)	9,324	(39,968)	44,499
Total of net derivatives	21,578	(22,268)	1,216	(511)	22,794	(22,779)

Parent Entity 2019					Total derivatives
	Trading		Hedging		carrying value
$m	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
Interest rate contracts[1]
Forward rate agreements	35	(36)	—	—	35	(36)
Swap agreements	38,489	(37,438)	3,955	(7,018)	42,444	(44,456)
Options	294	(303)	—	—	294	(303)
Total interest rate contracts	38,818	(37,777)	3,955	(7,018)	42,773	(44,795)
FX contracts
Spot and forward contracts	6,987	(6,389)	46	(3)	7,033	(6,392)
Cross currency swap agreements (principal and interest)	8,934	(12,479)	1,613	(6)	10,547	(12,485)
Options	200	(111)	—	—	200	(111)
Total FX contracts	16,121	(18,979)	1,659	(9)	17,780	(18,988)
Credit default swaps
Credit protection bought	—	(88)	—	—	—	(88)
Credit protection sold	83	—	—	—	83	—
Total credit default swaps	83	(88)	—	—	83	(88)
Commodity contracts	251	(187)	—	—	251	(187)
Equities	1	(1)	—	—	1	(1)
Total of gross derivatives	55,274	(57,032)	5,614	(7,027)	60,888	(64,059)
Impact of netting arrangements	(27,968)	28,703	(3,637)	6,489	(31,605)	35,192
Total of net derivatives	27,306	(28,329)	1,977	(538)	29,283	(28,867)
1.	The fair value of futures contracts is settled daily with the exchange, and therefore have been excluded from this table.

Summary of Libor exposures in hedging relationships

The table below summarises the exposures Westpac currently has in hedging relationships maturing after 31 December 2021 which will be impacted by the IBOR reform and the quantum of those risks expressed in AUD equivalent values. The extent of the risk exposure also reflects the notional amounts of related hedging instruments.

Benchmark	Notional hedged exposure
A$bn	Consolidated	Parent Entity
US LIBOR	40	40
GBP LIBOR	2	2
CHF LIBOR	2	2
JPY LIBOR	1	1

Schedule of carrying values, and maturity analysis of notional amounts of hedging instruments

Consolidated 2020			Notional amounts
				Over
			Within	1 year to	Over		Carrying value
$m	Hedging instrument	Hedged risk	1 year	5 years	5 years	Total	Assets	Liabilities
One-to-one hedge relationships
Fair value hedges	Interest rate swap	Interest rate risk	16,748	60,258	56,979	133,985	4,395	(8,810)
	Cross currency swap	Interest rate risk	4,668	8,381	1,615	14,664	355	—
Cash flow hedges	Cross currency swap	FX risk	5,877	9,590	1,615	17,082	1,095	(141)
Net investment hedges	Forward contracts	FX risk	6,320	—	—	6,320	61	(46)
Total one-to-one hedge relationships			33,613	78,229	60,209	172,051	5,906	(8,997)
Macro hedge relationships
Portfolio fair value hedges	Interest rate swap	Interest rate risk	n/a	n/a	n/a	19,907	—	(187)
Macro cash flow hedges	Interest rate swap	Interest rate risk	n/a	n/a	n/a	174,611	1,521	(1,334)
Total macro hedge relationships			n/a	n/a	n/a	194,518	1,521	(1,521)
Total of gross hedging derivatives			n/a	n/a	n/a	366,569	7,427	(10,518)
Impact of netting arrangements			n/a	n/a	n/a	n/a	(5,566)	9,680
Total of net hedging derivatives			n/a	n/a	n/a	n/a	1,861	(838)

			Notional amounts
				Over
Consolidated 2019			Within	1 year to	Over		Carrying value
$m	Hedging instrument	Hedged risk	1 year	5 years	5 years	Total	Assets	Liabilities
One-to-one hedge relationships
Fair value hedges	Interest rate swap	Interest rate risk	16,322	61,707	48,271	126,300	2,548	(5,672)
	Cross currency swap	Interest rate risk	5,632	12,870	1,708	20,210	584	(69)
Cash flow hedges	Cross currency swap	FX risk	5,632	15,386	1,708	22,726	1,588	—
Net investment hedges	Forward contracts	FX risk	8,152	—	—	8,152	181	(3)
Total one-to-one hedge relationships			35,738	89,963	51,687	177,388	4,901	(5,744)
Macro hedge relationships
Portfolio fair value hedges	Interest rate swap	Interest rate risk	n/a	n/a	n/a	18,813	—	(194)
Macro cash flow hedges	Interest rate swap	Interest rate risk	n/a	n/a	n/a	176,828	1,525	(1,702)
Total macro hedge relationships			n/a	n/a	n/a	195,641	1,525	(1,896)
Total of gross hedging derivatives			n/a	n/a	n/a	373,029	6,426	(7,640)
Impact of netting arrangements			n/a	n/a	n/a	n/a	(3,637)	6,489
Total of net hedging derivatives			n/a	n/a	n/a	n/a	2,789	(1,151)

Parent Entity 2020			Notional amounts
				Over 1
			Within	year to	Over		Carrying value
$m	Hedging instrument	Hedged risk	1 year	5 years	5 years	Total	Assets	Liabilities
One-to-one hedge relationships
Fair value hedges	Interest rate swap	Interest rate risk	16,125	58,628	56,979	131,732	4,390	(8,644)
	Cross currency swap	Interest rate risk	2,981	4,284	1,286	8,551	252	—
Cash flow hedges	Cross currency swap	FX risk	2,981	4,284	1,286	8,551	648	(9)
Net investment hedges	Forward contracts	FX risk	1,240	—	—	1,240	14	(19)
Total one-to-one hedge relationships			23,327	67,196	59,551	150,074	5,304	(8,672)
Macro hedge relationships
Portfolio fair value hedges	Interest rate swap	Interest rate risk	n/a	n/a	n/a	—	—	—
Macro cash flow hedges	Interest rate swap	Interest rate risk	n/a	n/a	n/a	162,033	1,359	(1,163)
Total macro hedge relationships			n/a	n/a	n/a	162,033	1,359	(1,163)
Total of gross hedging derivatives			n/a	n/a	n/a	312,107	6,663	(9,835)
Impact of netting arrangements			n/a	n/a	n/a	n/a	(5,447)	9,324
Total of net hedging derivatives			n/a	n/a	n/a	n/a	1,216	(511)

			Notional amounts
				Over
Parent Entity 2019			Within	1 year to	Over		Carrying value
$m	Hedging instrument	Hedged risk	1 year	5 years	5 years	Total	Assets	Liabilities
One-to-one hedge relationships
Fair value hedges	Interest rate swap	Interest rate risk	14,323	59,842	47,881	122,046	2,535	(5,475)
	Cross currency swap	Interest rate risk	4,473	7,185	1,384	13,042	441	—
Cash flow hedges	Cross currency swap	FX risk	4,473	7,185	1,384	13,042	1,172	(6)
Net investment hedges	Forward contracts	FX risk	2,315	—	—	2,315	46	(3)
Total one-to-one hedge relationships			25,584	74,212	50,649	150,445	4,194	(5,484)
Macro hedge relationships
Portfolio fair value hedges	Interest rate swap	Interest rate risk	n/a	n/a	n/a	—	—	—
Macro cash flow hedges	Interest rate swap	Interest rate risk	n/a	n/a	n/a	166,978	1,420	(1,543)
Total macro hedge relationships			n/a	n/a	n/a	166,978	1,420	(1,543)
Total of gross hedging derivatives			n/a	n/a	n/a	317,423	5,614	(7,027)
Impact of netting arrangements			n/a	n/a	n/a	n/a	(3,637)	6,489
Total of net hedging derivatives			n/a	n/a	n/a	n/a	1,977	(538)

Schedule of weighted average FX rate related to significant hedging instruments in one-to-one hedge relationships

Consolidated				Weighted average rate
	Hedging instrument	Hedged risk	Currency pair	2020	2019
Cash flow hedges	Cross currency swap	FX risk	EUR:AUD	0.6687	0.6929
			JPY:AUD	81.4507	81.4507
			EUR:NZD	0.6160	0.6079
			HKD:NZD	4.9670	4.9670
Net investment hedges	Forward contracts	FX risk	NZD:AUD	1.0838	1.0545

Parent Entity				Weighted average rate
	Hedging instrument	Hedged risk	Currency pair	2020	2019
Cash flow hedges	Cross currency swap	FX risk	EUR:AUD	0.6687	0.6929
			JPY:AUD	81.4507	81.4507
			CNH:AUD	4.9492	4.9328
Net investment hedges	Forward contracts	FX risk	NZD:AUD	1.0904	1.0546

Schedule of impact of hedge accounting on the balance sheet and reserves

	2020		2019
		FVHA		FVHA
Consolidated	Carrying amount of	included in carrying	Carrying amount of	included in carrying
$m	hedged item	amount	hedged item	amount
Interest rate risk
Investment securities	68,862	3,285	53,273	2,815
Loans	20,290	140	19,235	133
Debt issues and loan capital	(96,605)	(4,559)	(100,909)	(2,818)

	2020		2019
		FVHA		FVHA
Parent Entity	Carrying amount of	included in carrying	Carrying amount of	included in carrying
$m	hedged item	amount	hedged item	amount
Interest rate risk
Investment securities	66,529	3,175	49,132	2,704
Loans	251	8	421	5
Debt issues and loan capital	(90,287)	(4,440)	(93,296)	(2,661)

Schedule of pre-tax impact of cash flow and net investment hedges on reserves

Consolidated	2020			2019
$m	Interest rate risk	FX risk	Total	Interest rate risk	FX risk	Total
Cash flow hedge reserve
Balance as at beginning of year	(99)	(83)	(182)	(87)	(89)	(176)
Net gains/(losses) from changes in fair value	(1)	(94)	(95)	(158)	(45)	(203)
Transferred to interest income	173	45	218	146	51	197
Balance as at end of year	73	(132)	(59)	(99)	(83)	(182)

Parent Entity	2020			2019
$m	Interest rate risk	Foreign exchange risk	Total	Interest rate risk	FX risk	Total
Cash flow hedge reserve
Balance as at beginning of year	(70)	(22)	(92)	(42)	(57)	(99)
Net gains/(losses) from changes in fair value	16	(44)	(28)	(130)	9	(121)
Transferred to interest income	137	13	150	102	26	128
Balance as at end of year	83	(53)	30	(70)	(22)	(92)

Schedule of information regarding determination of hedge effectiveness

			Change in
			fair value	Change in
			of hedging	value of the		Hedge
			instrument	hedged item	Hedge	ineffectiveness
			used for	used for	ineffectiveness	recognised in
Consolidated 2020			calculating	calculating	recognised in	non-interest
$m	Hedging instrument	Hedged risk	ineffectiveness	ineffectiveness	interest income	income
Fair value hedges	Interest rate swap	Interest rate risk	1,403	(1,372)	31	n/a
	Cross currency swap	Interest rate risk	(110)	108	(2)	n/a
Cash flow hedges	Interest rate swap	Interest rate risk	230	(172)	58	n/a
	Cross currency swap	FX risk	(49)	49	—	n/a
Net Investment hedges	Forward contracts	FX risk	9	(9)	n/a	—
Total			1,483	(1,396)	87	—

			Change in
			fair value	Change in
			of hedging	value of the		Hedge
			instrument	hedged item	Hedge	ineffectiveness
			used for	used for	ineffectiveness	recognised in
Consolidated 2019			calculating	calculating	recognised in	non-interest
$m	Hedging instrument	Hedged risk	ineffectiveness	ineffectiveness	interest income	income
Fair value hedges	Interest rate swap	Interest rate risk	1,532	(1,512)	20	n/a
	Cross currency swap	Interest rate risk	192	(190)	2	n/a
Cash flow hedges	Interest rate swap	Interest rate risk	(6)	12	6	n/a
	Cross currency swap	FX risk	6	(6)	—	n/a
Net investment hedges	Forward contracts	FX risk	(129)	129	n/a	—
Total			1,595	(1,567)	28	—

			Change in
			fair value	Change in
			of hedging	value of the		Hedge
			instrument	hedged item	Hedge	ineffectiveness
			used for	used for	ineffectiveness	recognised in
Parent Entity 2020			calculating	calculating	recognised in	non-interest
$m	Hedging instrument	Hedged risk	ineffectiveness	ineffectiveness	interest income	income
Fair value hedges	Interest rate swap	Interest rate risk	1,408	(1,377)	31	n/a
	Cross currency swap	Interest rate risk	(73)	72	(1)	n/a
Cash flow hedges	Interest rate swap	Interest rate risk	200	(153)	47	n/a
	Cross currency swap	FX risk	(31)	31	—	n/a
Net investment hedges	Forward contracts	FX risk	17	(17)	n/a	—
Total			1,521	(1,444)	77	—

			Change in
			fair value	Change in
			of hedging	value of the		Hedge
			instrument	hedged item	Hedge	ineffectiveness
			used for	used for	ineffectiveness	recognised in
Parent Entity 2019			calculating	calculating	recognised in	non-interest
$m	Hedging instrument	Hedged risk	ineffectiveness	ineffectiveness	interest income	income
Fair value hedges	Interest rate swap	Interest rate risk	1,684	(1,664)	20	n/a
	Cross currency swap	Interest rate risk	56	(57)	(1)	n/a
Cash flow hedges	Interest rate swap	Interest rate risk	(21)	28	7	n/a
	Cross currency swap	FX risk	35	(35)	—	n/a
Net investment hedges	Forward contracts	FX risk	(52)	52	n/a	—
Total			1,702	(1,676)	26	—